Related Party Transactions and Balances (Details) - Schedule of Amount Due to Related Party - HKD ($)	Sep. 30, 2023	Sep. 30, 2022
Mr. Chan Ming Dave [Member]
Schedule of Amount Due to Related Party [Line Items]
Amount due to a related party		$ 195,958